Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated May 1, 2025
to the
Buffalo Funds®
Prospectus dated July 29, 2024
Buffalo Early Stage Growth Fund

This supplement amends the Prospectus of the Buffalo Funds dated July 29, 2024.
Effective May 5, 2025, Mr. Tim Miller will serve as the portfolio manager of the Buffalo Early Stage Growth Fund (the “Fund”). Also effective May 5, 2025, Messrs. Craig Richard and Doug Cartwright will no longer serve as co-portfolio managers of the Fund. Accordingly, the Prospectus is revised as described below, and information regarding Messrs. Richard and Cartwright with respect to the Fund should be disregarded.
The sub-section entitled “Summary Section—Buffalo Early Stage Growth Fund—Management—Co-Portfolio Managers” is revised as follows:
Portfolio Manager. The Early Stage Growth Fund is managed by:

Portfolio Manager	Years of Service as Portfolio Manager	Current Title
Tim Miller	*	Portfolio Manager
* Effective May 5, 2025, Mr. Miller became the portfolio manager of the Early Stage Growth Fund.
The biographies under the sub-section entitled “Management – Portfolio Managers” are revised as follows:
Tim Miller, CFA, Portfolio Manager. Mr. Miller has been an investment professional since 1996 and joined KCM in May 2025. Mr. Miller was formerly a portfolio manager with Scout Investments from 2013 to 2025 and, prior to that, a senior equity analyst for American Century Investments. He holds a B.A. in Economics from the University of California, Los Angeles and an MBA from Indiana University. Mr. Miller has served as the portfolio manager of the Early Stage Growth Fund since May 2025.

Please retain this Supplement with your Prospectus for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated May 1, 2025
to the
Buffalo Funds®
Statement of Additional Information (“SAI”)
dated July 29, 2024, as supplemented February 26, 2025
Buffalo Early Stage Growth Fund

This supplement amends the SAI of the Buffalo Funds dated July 29, 2024, as supplemented February 26, 2025.
Effective May 5, 2025, Mr. Tim Miller will serve as the portfolio manager of the Buffalo Early Stage Growth Fund (the “Fund”). Also effective May 5, 2025, Messrs. Craig Richard and Doug Cartwright will no longer serve as co-portfolio managers of the Fund. Accordingly, the SAI is revised as described below, and information regarding Messrs. Richard and Cartwright with respect to the Fund should be disregarded.
The sub-section entitled “Portfolio Managers of the Funds – Other Accounts Managed by Portfolio Managers” is revised as follows to add Mr. Miller:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Early Stage Growth Fund
Tim Miller(1)	0	N/A	0	N/A	0	N/A
(1)    As of April 29, 2025
The sub-section entitled “Portfolio Managers of the Funds – Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2024 (except as otherwise noted)” is revised to add Mr. Miller:

Portfolio Manager	Dollar Range in Portfolio

Early Stage Growth Fund
Tim Miller(1)	None
(1)    As of April 29, 2025

Please retain this Supplement with your SAI for reference.